Licensed Copyrights, Net - Additional information (Detail) - Licensed Copyrights ¥ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 11,500	$ 1.8	¥ 12,700	¥ 12,100
Acquisition of licensed copyrights from nonmonetary content exchanges			968	642
Acquisition of licensed copyrights included in current liabilities			¥ 5,500	¥ 6,300